Advertising and Promotion Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Marketing and Advertising Expense [Abstract]
Advertising and certain promotion expenses	$ 7	$ 7	$ 19	$ 22